Share-Based Compensation (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 06, 2017	May 31, 2006	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation (Textual)
Authorized ordinary shares for issuance		24,133,000
Share-based compensation					$ 25,000
Share-based compensation arrangement, shares	65,884
Share-based compensation, description		Under the 2006 Option Plan, the share options and stock appreciation rights (“SARs”) are generally granted with an exercise price equal to the fair market value of the underlying shares, as determined by the Company’s Board of Directors at the date of grant and expire after ten years and six years, respectively, with vesting occurring 25% upon grant and the remaining 75% vesting ratably over three years.
Stock Options And Stock Appreciation Rights [Member]
Share-based compensation (Textual)
Percentage of awards vesting upon grant		25.00%
Stock Options And Stock Appreciation Rights [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based compensation (Textual)
Awards to vest		75.00%